Debt - Additional information (Details) $ in Thousands				3 Months Ended	9 Months Ended
	Aug. 20, 2025 USD ($)	Jul. 23, 2025 USD ($) item subsidiary	Aug. 05, 2022 USD ($) item subsidiary	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) item facility	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 15, 2023
Debt
Number of loan facilities | facility					2
Number of vessels with loans | item					20
Loss on extinguishment of debt				$ (469)	$ 0	$ (469)
Fair market value percentage					40.00%
Minimum
Debt
Required minimum solvency covenant					30.00%
Cash percentage					60.00%
Fair market value percentage					130.00%
Percentage of outstanding debt					5.00%
Required minimum cash and cash equivalents					$ 18,000
Minimum net worth required					200,000
$350 million Revolving Credit Facility
Debt
Number of subsidiaries | subsidiary		20
Maximum borrowing capacity		$ 350,000			350,000
Number of vessels previously financed under lease arrangements | item		20
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrMember
Interest rates (SOFR)		1.80%
Revolving credit facility drawn down					60,000
Revolving credit facility undrawn					239,800
ABN CACIB Joint Bank Facility
Debt
Number of vessels with loans | item			7
Number of vessels previously financed under lease arrangements | item			3
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:SecuredOvernightFinancingRateSofrMember
Interest rates (SOFR)			2.50%
Revolving credit facility drawn down			$ 108,000
ABN CACIB Revolving Bank Facility
Debt
Number of subsidiaries | subsidiary			7
Percentage of outstanding balance converted into a revolving credit facility								50.00%
Nordea SEB Revolving Facility
Debt
Number of subsidiaries | subsidiary			12
Maximum borrowing capacity			$ 185,000
Number of vessels with loans | item			6
Number of vessels previously financed under lease arrangements | item			12
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:SecuredOvernightFinancingRateSofrMember
Interest rates (SOFR)			2.50%
Revolving credit facility drawn down		$ 10,000
$15 million Working Capital Facility
Debt
Maximum borrowing capacity	$ 15,000				15,000		$ 15,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Interest rates (SOFR)	3.10%
Revolving credit facility drawn down					1,200
Revolving credit facility undrawn					$ 13,800